Summary of Significant Accounting Policies - Summary of Expected Useful Lives (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Bottom of range | Buildings and equipment (not used in production)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1 year
Bottom of range | Plant and equipment (smelting operations)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Top of range | Buildings and equipment (not used in production)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	42 years
Top of range | Plant and equipment (smelting operations)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	30 years